UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/09

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Canadian Imperial Holdings Inc.
Address: 425 Lexington Avenue, 3rd Floor
         New York, NY 10017

13F File Number: 028-11290

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey Thibeault
Title: Vice-President
Phone: 212-667-8352

Signature, Place, and Date of Signing:



Jeffrey Thibeault
____________________    	   New York, NY             11/2/11
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name



List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 94

Form 13F Information Table Value Total: $181,154 (x1000)





List of Other Included Managers: NONE








PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER: CANADIAN IMPERIAL HOLDINGS INC.                        DATE JUN09
(COLUMN 1)              (COLUMN 2) (COLUMN 3)  (COLUMN 4)(COLUMN 5)             (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE             FAIR MKT SHARES OR                                         SHARES   SHARES   SHARES
                               OF                 VALUE PRINCIPAL          SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO    (X$1000)    AMOUNT    P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  _________ ___________       ________ ________ ________      ________ ________ ________

AT&T INC                      COM  00206R102      1,184    47,684SH         47,684        0        0        47,684        0        0
AT&T INC                      COM  00206R102        462    18,600SH CALL    18,600        0        0        18,600        0        0
ADVANCED MICRO DEVICES INC    COM  007903107        137    35,400SH CALL    35,400        0        0        35,400        0        0
ALTRIA GROUP INC              COM  02209S103        807    49,253SH         49,253        0        0        49,253        0        0
AMAZON COM INC                COM  023135106      2,150    25,700SH CALL    25,700        0        0        25,700        0        0
AMERICAN EXPRESS CO           COM  025816109      1,743    75,000SH CALL    75,000        0        0        75,000        0        0
AMGEN INC                     COM  031162100      1,350    25,500SH CALL    25,500        0        0        25,500        0        0
APPLE INC                     COM  037833100     18,516   130,000SH CALL   130,000        0        0       130,000        0        0
BAIDU INC                     SPON 056752108      4,757    15,800SH CALL    15,800        0        0        15,800        0        0
BAIDU INC                     SPON 056752108      5,871    19,500SH PUT     19,500        0        0        19,500        0        0
BANK OF AMERICA CORPORATION   COM  060505104      1,136    86,075SH         86,075        0        0        86,075        0        0
BANK OF AMERICA CORPORATION   COM  060505104      1,056    80,000SH CALL    80,000        0        0        80,000        0        0
BANK OF AMERICA CORPORATION   COM  060505104        660    50,000SH PUT     50,000        0        0        50,000        0        0
BEST BUY INC                  COM  086516101      2,344    70,000SH CALL    70,000        0        0        70,000        0        0
BRISTOL MYERS SQUIBB CO       COM  110122108        557    27,409SH         27,409        0        0        27,409        0        0
BRISTOL MYERS SQUIBB CO       COM  110122108      2,843   140,000SH CALL   140,000        0        0       140,000        0        0
CSX CORP                      COM  126408103        866    25,000SH CALL    25,000        0        0        25,000        0        0
CSX CORP                      COM  126408103        866    25,000SH PUT     25,000        0        0        25,000        0        0
CHEVRON CORP NEW              COM  166764100      1,040    15,699SH         15,699        0        0        15,699        0        0
CHEVRON CORP NEW              COM  166764100      1,988    30,000SH CALL    30,000        0        0        30,000        0        0
CHINA MOBILE LIMITED          SPON 16941M109      4,006    80,000SH CALL    80,000        0        0        80,000        0        0
CISCO SYS INC                 COM  17275R102      4,579   245,500SH CALL   245,500        0        0       245,500        0        0
CITIGROUP INC                 COM  172967101        449   151,286SH        151,286        0        0       151,286        0        0
CITIGROUP INC                 COM  172967101        297   100,000SH CALL   100,000        0        0       100,000        0        0
CITIGROUP INC                 COM  172967101        446   150,000SH PUT    150,000        0        0       150,000        0        0
COMCAST CORP NEW              CL A 20030N101        156    10,800SH         10,800        0        0        10,800        0        0
CONAGRA FOODS INC             COM  205887102        191    10,000SH         10,000        0        0        10,000        0        0
CONOCOPHILLIPS                COM  20825C104      1,198    28,479SH         28,479        0        0        28,479        0        0
CONOCOPHILLIPS                COM  20825C104      1,178    28,000SH PUT     28,000        0        0        28,000        0        0
CONSOLIDATED EDISON INC       COM  209115104        828    22,139SH         22,139        0        0        22,139        0        0
CORNING INC                   COM  219350105        642    40,000SH CALL    40,000        0        0        40,000        0        0
CORNING INC                   COM  219350105        562    35,000SH PUT     35,000        0        0        35,000        0        0
DEERE & CO                    COM  244199105        999    25,000SH CALL    25,000        0        0        25,000        0        0
DELL INC                      COM  24702R101        278    20,219SH         20,219        0        0        20,219        0        0
DIAMOND OFFSHORE DRILLING IN  COM  25271C102      4,153    50,000SH CALL    50,000        0        0        50,000        0        0
DOW CHEM CO                   COM  260543103        189    11,740SH         11,740        0        0        11,740        0        0
DUKE ENERGY CORP NEW          COM  26441C105        650    44,583SH         44,583        0        0        44,583        0        0
EBAY INC                      COM  278642103      1,713   100,000SH CALL   100,000        0        0       100,000        0        0
ELECTRONIC ARTS INC           COM  285512109      1,184    54,500SH PUT     54,500        0        0        54,500        0        0
EXXON MOBIL CORP              COM  30231G102      2,796    40,000SH CALL    40,000        0        0        40,000        0        0
FIRST SOLAR INC               COM  336433107      1,865    11,500SH PUT     11,500        0        0        11,500        0        0
FREEPORT-MCMORAN COPPER & GO  COM  35671D857      2,060    41,100SH PUT     41,100        0        0        41,100        0        0
GENERAL ELECTRIC CO           COM  369604103      1,427   121,800SH CALL   121,800        0        0       121,800        0        0
GOOGLE INC                    CL A 38259P508      1,981     4,700SH CALL     4,700        0        0         4,700        0        0
GOOGLE INC                    CL A 38259P508        632     1,500SH PUT      1,500        0        0         1,500        0        0
HERSHEY CO                    COM  427866108        529    14,687SH         14,687        0        0        14,687        0        0
HESS CORP                     COM  42809H107      2,688    50,000SH PUT     50,000        0        0        50,000        0        0
HEWLETT PACKARD CO            COM  428236103      5,411   140,000SH CALL   140,000        0        0       140,000        0        0
HOME DEPOT INC                COM  437076102      3,679   155,700SH CALL   155,700        0        0       155,700        0        0
HONEYWELL INTL INC            COM  438516106      4,967   158,200SH CALL   158,200        0        0       158,200        0        0
INTERNATIONAL BUSINESS MACHS  COM  459200101      6,432    61,600SH CALL    61,600        0        0        61,600        0        0
        PAGE TOTAL              51              108,498
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER: CANADIAN IMPERIAL HOLDINGS INC.                        DATE JUN09
(COLUMN 1)              (COLUMN 2) (COLUMN 3)  (COLUMN 4)(COLUMN 5)             (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE             FAIR MKT SHARES OR                                         SHARES   SHARES   SHARES
                               OF                 VALUE PRINCIPAL          SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO    (X$1000)    AMOUNT    P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  _________ ___________       ________ ________ ________      ________ ________ ________

ISHARES TR                    MSCI 464287234        772    23,950SH         23,950        0        0        23,950        0        0
ISHARES TR                    BARC 464287440      2,451    27,036SH         27,036        0        0        27,036        0        0
ISHARES TR                    BARC 464287457        400     4,781SH          4,781        0        0         4,781        0        0
ISHARES TR                    MSCI 464287465      1,548    33,793SH         33,793        0        0        33,793        0        0
JPMORGAN CHASE & CO           COM  46625H100        385    11,300SH         11,300        0        0        11,300        0        0
JOHNSON & JOHNSON             COM  478160104        989    17,411SH         17,411        0        0        17,411        0        0
LEVEL 3 COMMUNICATIONS INC    NOTE 52729NAG5      2,000  2000,000SH       2000,000        0        0      2000,000        0        0
MEMC ELECTR MATLS INC         COM  552715104        762    42,800SH CALL    42,800        0        0        42,800        0        0
MEMC ELECTR MATLS INC         COM  552715104        575    32,300SH PUT     32,300        0        0        32,300        0        0
MASTERCARD INC                CL A 57636Q104        786     4,700SH          4,700        0        0         4,700        0        0
MASTERCARD INC                CL A 57636Q104      6,692    40,000SH PUT     40,000        0        0        40,000        0        0
MERCK & CO INC                COM  589331107        594    21,233SH         21,233        0        0        21,233        0        0
MICROSOFT CORP                COM  594918104      5,943   250,000SH CALL   250,000        0        0       250,000        0        0
MOTOROLA INC                  COM  620076109         71    10,762SH         10,762        0        0        10,762        0        0
PEABODY ENERGY CORP           COM  704549104        302    10,000SH PUT     10,000        0        0        10,000        0        0
PENNEY J C INC                COM  708160106        365    12,700SH CALL    12,700        0        0        12,700        0        0
PEPSICO INC                   COM  713448108        238     4,334SH          4,334        0        0         4,334        0        0
PEPSICO INC                   COM  713448108      6,463   117,600SH CALL   117,600        0        0       117,600        0        0
PETROLEO BRASILEIRO SA PETRO  SPON 71654V408      2,951    72,000SH CALL    72,000        0        0        72,000        0        0
PFIZER INC                    COM  717081103        568    37,845SH         37,845        0        0        37,845        0        0
PFIZER INC                    COM  717081103        450    30,000SH CALL    30,000        0        0        30,000        0        0
PFIZER INC                    COM  717081103        225    15,000SH PUT     15,000        0        0        15,000        0        0
POTASH CORP SASK INC          COM  73755L107      1,219    13,100SH PUT     13,100        0        0        13,100        0        0
PROCTER & GAMBLE CO           COM  742718109        408     7,989SH          7,989        0        0         7,989        0        0
QUALCOMM INC                  COM  747525103      4,068    90,000SH CALL    90,000        0        0        90,000        0        0
RESEARCH IN MOTION LTD        COM  760975102        756    10,640SH         10,640        0        0        10,640        0        0
RESEARCH IN MOTION LTD        COM  760975102      8,147   114,600SH PUT    114,600        0        0       114,600        0        0
SARA LEE CORP                 COM  803111103        463    47,460SH         47,460        0        0        47,460        0        0
SCHLUMBERGER LTD              COM  806857108      3,301    61,000SH CALL    61,000        0        0        61,000        0        0
SILICON LABORATORIES INC      COM  826919102      2,400    63,200SH CALL    63,200        0        0        63,200        0        0
SOUTHERN CO                   COM  842587107        471    15,101SH         15,101        0        0        15,101        0        0
STARBUCKS CORP                COM  855244109        328    23,598SH         23,598        0        0        23,598        0        0
SUN MICROSYSTEMS INC          COM  866810203        115    12,500SH         12,500        0        0        12,500        0        0
SUNOCO INC                    COM  86764P109        986    42,495SH         42,495        0        0        42,495        0        0
SUNOCO INC                    COM  86764P109        928    40,000SH PUT     40,000        0        0        40,000        0        0
TARGET CORP                   COM  87612E106      5,546   140,500SH CALL   140,500        0        0       140,500        0        0
US BANCORP DEL                COM  902973304        231    12,917SH         12,917        0        0        12,917        0        0
UNITED STATES NATL GAS FUND   UNIT 912318102        964    69,500SH         69,500        0        0        69,500        0        0
VERIZON COMMUNICATIONS INC    COM  92343V104        440    14,305SH         14,305        0        0        14,305        0        0
WAL MART STORES INC           COM  931142103        672    13,869SH         13,869        0        0        13,869        0        0
WELLS FARGO & CO NEW          COM  949746101        428    17,634SH         17,634        0        0        17,634        0        0
WHIRLPOOL CORP                COM  963320106      1,851    43,500SH CALL    43,500        0        0        43,500        0        0
WYETH                         COM  983024100      3,404    75,000SH CALL    75,000        0        0        75,000        0        0
        PAGE TOTAL              43               72,656
       GRAND TOTAL              94              181,154
